MERCHANDISE TRUSTS - Cost and Market Value Associated with Assets Held in Merchandise Trusts (Parenthetical) (Detail) - Merchandise Trusts	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) Extension	Dec. 31, 2019 USD ($) Extension	Dec. 31, 2018 USD ($) Extension
Variable Interest Entity, Primary Beneficiary
Schedule Of Available For Sale Securities [Line Items]
Number of potential lockup period extensions | Extension		3	3,000,000
Lockup extension period		1 year	1 year
Unfunded commitments to private credit funds, callable at any time | $		$ 57,300,000	$ 71.0
Minimum | Variable Interest Entity, Primary Beneficiary
Schedule Of Available For Sale Securities [Line Items]
Private credit funds, lockup periods		1 year	2 years
Fixed income funds and equity funds, redemption period		1 day	1 day
Maximum | Variable Interest Entity, Primary Beneficiary
Schedule Of Available For Sale Securities [Line Items]
Private credit funds, lockup periods		6 years	7 years
Fixed income funds and equity funds, redemption period		30 days	30 days
Variable Interest Entity, Primary Beneficiary
Schedule Of Available For Sale Securities [Line Items]
Number of potential lockup period extensions | Extension	3	3
Lockup extension period	1 year	1 year
Unfunded commitments to private credit funds, callable at any time | $	$ 49,300,000	$ 57,300,000
Variable Interest Entity, Primary Beneficiary | Minimum
Schedule Of Available For Sale Securities [Line Items]
Private credit funds, lockup periods	1 year	1 year
Fixed income funds and equity funds, redemption period	1 day	1 day
Variable Interest Entity, Primary Beneficiary | Maximum
Schedule Of Available For Sale Securities [Line Items]
Private credit funds, lockup periods	6 years	6 years
Fixed income funds and equity funds, redemption period	30 days	30 days